Income Tax Provision - Schedule of Significant Portions of the Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Significant Portions of the Net Deferred Tax Assets [Abstract]
Net operating losses	$ 1,329	$ 1,249
Interest expense carryforward	4,343	1,948
Lease liabilities	312	207
Total deferred tax assets	5,984	3,404
Deferred tax asset valuation allowance	(5,693)	(3,203)
Net deferred tax assets	291	201
Other		(1)
Right-of-use asset	(291)	(200)
Total deferred tax liabilities	(291)	(201)
Net deferred taxes